5. Business Acquisitions (Details) - USD ($) $ in Thousands	11 Months Ended
	Dec. 13, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Identifiable assets acquired and liabilities assumed
Goodwill		$ 651	$ 683	$ 0
Heliostixio [Member]
Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$ 43
Accounts receivable	183
Property, plant and equipment	2,314
Accounts payable	(918)
Deferred tax liabilities	(185)
Other payable	(12)
Identifiable net assets acquired	1,425
Consideration and Payment Settlement	2,108
Goodwill	$ 683	$ 651	$ 683